Property and Equipment, net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 1,001	$ 812
Less—accumulated depreciation	(376)	(326)
Property and equipment, net	625	486
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	350	341
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	307	191
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross	$ 344	$ 280